Right-of-use-assets - Summary of Breakdown of Right-of-use Assets Based on Geographical Location (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 33,641	€ 44,378	€ 50,444
United States of America [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	17,019	21,810
Italy [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	10,628	12,008
Spain [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	823	1,424
United Kingdom [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	914	4,591
China [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	2,665	2,923
Other countries [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 1,592	€ 1,622